Certain Balance Sheet Items Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid deposit for equipment	$ 102,238	$ 0
Prepaid Insurance	251	385
Deferred Cost - service contracts	7	56
Other	52	2
Other Assets, Noncurrent	$ 102,548	$ 443